Label	Element	Value
NET LOSS	us-gaap_NetIncomeLoss	$ (412,040)
NET LOSS	us-gaap_NetIncomeLoss	(6,191,316)
Loss on sale of assets	us-gaap_GainsLossesOnSalesOfAssets	$ (63,280)